Accrued expenses and other current liabilities (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Accrued expenses and other current liabilities
Payable to travel service providers ("TSP"s)	$ 108,627	673,990	319,814
Payable to end user	10,590	65,708	18,905
Accrued operating expenses	41,958	260,332	83,192
Contract termination loss provision (Note 20)	10,393	64,485
Payable to employees related to share based awards	5,207	32,305	0
Other tax payable	7,075	43,899	5,575
Accrued sales rebates	2,390	14,828	11,000
Total	$ 186,240	1,155,547	438,486